Note 12 - Income Taxes and Tax Status - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax benefit at statutory rate	$ (2,061)	$ (2,589)
State tax benefit	(422)	(530)
Increase in valuation allowance	2,416	3,368
Other	$ 67	$ (249)